Transmission Line Projects Accounted for under IFRIC 12, 'Service Concession Arrangements' (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about service concession arrangements [abstract]
Schedule of Movement of Contract Assets

The movement of contract assets are summarised below:

	As at March 31,
	2023	2023
	(INR)	(USD)
Balance at the beginning of the year	—	—
Recognition of contract assets pursuant to recognition of construction revenue*	7,557	92
Unwinding of contract assets (calculated at the rate of 7.62% p.a. to 7.91% p.a.)	154	2
Balance at the end of the year	7,711	94
Non-current	7,139	87
Current	572	7

* includes profit of INR 292.

The costs incurred for the construction activities, primarily comprises of raw materials and consumables used of INR 6,914.